Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates	30.00%
Income tax treatments over uncertainity	$ 674
Brazil member
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate [line items]
Brazilian statutory corporate tax rates	34.00%	34.00%	34.00%